Property and equipment, net - Summary of Depreciation Expense (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Depreciation expense property plant equipment [Line Items]
Depreciation	¥ 9,139,721	$ 1,400,723	¥ 7,864,390	¥ 7,465,171
Cost of revenues [Member]
Depreciation expense property plant equipment [Line Items]
Depreciation	8,771,340		7,516,013	7,220,048
General and administrative expenses [Member]
Depreciation expense property plant equipment [Line Items]
Depreciation	¥ 368,381		¥ 348,377	¥ 245,123